INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,
	2023	2022
Finished products	$3,157	$2,421
Raw materials	2,496	508

	$5,653	$2,929